CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Extinguishment of Emergent SAFE note for common stock	$ 513	$ 399,487
Extinguishment of Emergent SAFE note for short term note	$ 387,176	$ 904,777